Annual Fund Operating Expenses	Dec. 29, 2025
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
OneAscent Large Cap Core ETF | OneAscent Large Cap Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.49%
OneAscent Core Plus Bond ETF | OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
OneAscent International Equity ETF | OneAscent International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.95%
OneAscent Emerging Markets ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
OneAscent Emerging Markets ETF | OneAscent Emerging Markets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	0.03%	[2]
Net Expenses (as a percentage of Assets)	1.25%

[1]	The Fund’s adviser, OneAscent Investment Solutions, LLC (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.49% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[2]	The Fund’s adviser, OneAscent Investment Solutions, LLC (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 1.25% of the Fund’s average daily net assets through December 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.